UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans – 13.2%
$1,991,247	AES Corp. 3.317% (US LIBOR+200 basis points), 5/19/2022[1,2,3]	$1,998,515
1,000,000	Air Canada 3.568% (US LIBOR+225 basis points), 10/6/2023[1,2,3,4]	1,006,040
989,873	American Airlines, Inc. 3.240% (US LIBOR+200 basis points), 6/27/2020[2,3]	993,996
2,000,000	Aristocrat International Pty Ltd. 2.000% (US LIBOR+200 basis points), 9/19/2024[1,2,3,4,5,6]	2,013,000
1,000,000	AssuredPartners, Inc. 3.500% (US LIBOR+350 basis points), 10/22/2024[1,2,3,5,6]	1,013,000
1,995,000	Axalta Coating Systems U.S. Holdings, Inc. 3.333% (US LIBOR+200 basis points), 6/1/2024[1,2,3]	2,008,097
1,000,000	Belron Finance U.S. LLC 2.500% (US LIBOR+250 basis points), 10/26/2024[1,2,3,5,6]	1,007,500
997,489	Burger King 2.250% (US LIBOR+225 basis points), 2/17/2024[1,2,3,4]	999,858
1,000,000	Caesars Growth Properties Holdings LLC 2.750% (US LIBOR+275 basis points), 10/2/2024[1,2,3,5,6]	1,007,500
115,909	Calpine Corp. 2.990% (US LIBOR+175 basis points), 11/30/2017[1,2,3]	116,126
1,500,000	CenturyLink, Inc. 2.750% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	1,483,597
1,477,500	Charter Communications Operating LLC 3.250% (US LIBOR+225 basis points), 1/15/2024[2,3]	1,489,896
997,500	Clean Harbors, Inc. 3.242% (US LIBOR+200 basis points), 6/30/2024[1,2,3]	1,004,986
1,989,717	DaVita, Inc. 3.992% (US LIBOR+275 basis points), 6/24/2021[1,2,3]	2,009,863
	Dell International LLC
1,102,691	2.750% (US LIBOR+150 basis points), 12/31/2018[2,3]	1,104,643
481,250	3.000% (US LIBOR+175 basis points), 9/7/2021[2,3]	482,374
1,750,000	FCA U.S. LLC 3.240% (US LIBOR+250 basis points), 12/31/2018[1,2,3]	1,757,114
1,750,000	Flying Fortress Holdings LLC 3.333% (US LIBOR+200 basis points), 10/30/2022[1,2,3]	1,766,957
993,711	Freedom Mortgage Corp. 6.500% (US LIBOR+550 basis points), 2/23/2022[1,2,3,5,6]	1,012,343
996,371	Global Payments, Inc. 2.953% (US LIBOR+175 basis points), 5/2/2022[2,3]	996,994
1,093,600	GLP Capital LP 2.989% (US LIBOR+175 basis points), 10/28/2018[1,2,3]	1,092,917
1,868,397	Grosvenor Capital Management Holdings LLLP 4.242% (US LIBOR+300 basis points), 8/18/2023[1,2,3]	1,880,074
1,000,000	H.B. Fuller Co. 3.489% (US LIBOR+225 basis points), 10/20/2024[1,2,3,5,6]	1,006,805

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
	HCA, Inc.
$520,667	2.742% (US LIBOR+150 basis points), 6/10/2020[2,3]	$521,752
1,728,191	3.242% (US LIBOR+200 basis points), 3/18/2023[1,2,3]	1,738,387
1,995,709	Hilton Worldwide Finance LLC 3.238% (US LIBOR+200 basis points), 10/25/2023[2,3]	2,011,445
2,000,000	INEOS U.S. Finance LLC 2.000% (US LIBOR+200 basis points), 3/31/2024[2,3,5,6]	2,004,800
1,147,125	Jade Germany GmbH 6.833% (US LIBOR+550 basis points), 6/1/2023[1,2,3,4]	1,151,427
1,237,531	KFC Holding Co. 3.237% (US LIBOR+275 basis points), 6/16/2023[1,2,3]	1,247,431
1,994,975	Las Vegas Sands LLC 3.242% (US LIBOR+200 basis points), 3/29/2024[2,3]	2,008,920
1,488,750	Leidos Innovations Corp. 3.250% (US LIBOR+225 basis points), 8/16/2023[1,2,3]	1,501,002
300,000	McAfee LLC 9.833% (US LIBOR+850 basis points), 9/28/2025[1,2,3]	305,532
	MCC Iowa LLC
987,113	3.710% (US LIBOR+250 basis points), 1/29/2021[1,2,3]	989,887
500,000	2.750% (US LIBOR+200 basis points), 1/26/2025[1,2,3,5,6]	502,710
493,750	Micron Technology, Inc. 3.390% (US LIBOR+250 basis points), 4/26/2022[1,2,3]	499,305
995,605	MoneyGram International, Inc. 4.583% (US LIBOR+325 basis points), 3/28/2020[1,2,3]	995,919
1,000,000	Multi-Color Corp. 3.570% (US LIBOR+225 basis points), 9/20/2024[1,2,3,5,6]	1,008,335
1,481,250	NRG Energy, Inc. 0.000% (US LIBOR+225 basis points), 6/30/2023[1,2,3]	1,487,901
1,000,000	Quintiles IMS, Inc. 3.321% (US LIBOR+200 basis points), 1/18/2025[1,2,3]	1,008,575
997,487	Realogy Group LLC 3.492% (US LIBOR+225 basis points), 7/20/2022[1,2,3]	1,005,752
650,000	Red Ventures LLC 4.000% (US LIBOR+400 basis points), 10/18/2024[1,2,3,5,6]	646,750
1,727,267	RPI Finance Trust 3.333% (US LIBOR+200 basis points), 3/27/2023[1,2,3]	1,736,016
1,732,500	Samsonite IP Holdings Sarl 3.492% (US LIBOR+325 basis points), 8/1/2023[1,2,3,4]	1,746,758
2,000,000	Seminole Tribe of Florida, Inc. 3.238% (US LIBOR+200 basis points), 7/6/2024[1,2,3]	2,011,880
	Vantiv LLC
992,500	3.739% (US LIBOR+200 basis points), 10/14/2023[1,2,3]	1,000,877
1,171,283	3.239% (US LIBOR+200 basis points), 8/7/2024[1,2,3]	1,180,799
328,717	2.000% (US LIBOR+200 basis points), 9/20/2024[1,2,3,5,6]	330,157

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
	Vistra Operations Co. LLC
$202,045	3.976% (US LIBOR+275 basis points), 8/4/2023[1,2,3]	$202,957
46,429	4.084% (US LIBOR+275 basis points), 8/4/2023[1,2,3]	46,632

	Total Bank Loans (Cost $57,793,446)	58,144,101

	Bonds – 77.1%
	Asset-Backed Securities – 28.9%
1,500,000	A Voce CLO Ltd. Series 2014-1A, Class C, 4.859% (LIBOR 3 Month+350 basis points), 7/15/2026[1,2,7]	1,505,426
325,000	AIMCO CLO Series 2015-AA, Class F, 9.859% (LIBOR 3 Month+850 basis points), 1/15/2028[1,2,7]	327,510
2,782,896	Ally Auto Receivables Trust Series 2015-2, Class A3, 1.490%, 11/15/2019[1]	2,782,796
250,000	ALM XII Ltd. Series 2015-12A, Class C1R, 4.559% (LIBOR 3 Month+320 basis points), 4/16/2027[1,2,7]	252,089
1,625,000	Annisa CLO Ltd. Series 2016-2A, Class E, 8.613% (LIBOR 3 Month+725 basis points), 7/20/2028[1,2,7]	1,656,698
300,000	Apidos CLO XI Series 2012-11A, Class DR, 5.403% (LIBOR 3 Month+405 basis points), 1/17/2028[1,2,7]	306,135
1,500,000	Apidos CLO XV Series 2013-15A, Class C, 4.613% (LIBOR 3 Month+325 basis points), 10/20/2025[1,2,7]	1,514,647
250,000	Apidos CLO XVI Series 2013-16A, Class CR, 4.306% (LIBOR 3 Month+300 basis points), 1/19/2025[1,2,7]	251,878
1,000,000	Apidos CLO XVII Series 2014-17A, Class D, 6.103% (LIBOR 3 Month+475 basis points), 4/17/2026[1,2,7]	998,005
750,000	Apidos CLO XXI Series 2015-21A, Class C, 4.904% (LIBOR 3 Month+355 basis points), 7/18/2027[1,2,7]	761,112
500,000	Avery Point IV CLO Ltd. Series 2014-1A, Class D, 4.867% (LIBOR 3 Month+350 basis points), 4/25/2026[1,2,7]	503,900
	Babson CLO Ltd.
625,000	Series 2013-IIA, Class D, 5.854% (LIBOR 3 Month+450 basis points), 1/18/2025[1,2,7]	621,181
1,000,000	Series 2014-3A, Class D1, 4.859% (LIBOR 3 Month+350 basis points), 1/15/2026[1,2,7]	1,013,358

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed SecuritieS (Continued)
$591,000	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[1,7]	$590,841
1,400,000	Battalion CLO V Ltd. Series 2014-5A, Class C, 4.853% (LIBOR 3 Month+350 basis points), 4/17/2026[1,2,7]	1,407,470
500,000	Battalion CLO X Ltd. Series 2016-10A, Class D, 8.365% (LIBOR 3 Month+700 basis points), 1/24/2029[1,2,7]	511,731
500,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class DR, 7.963% (LIBOR 3 Month+660 basis points), 7/20/2029[1,2,7]	488,281
	Benefit Street Partners CLO IV Ltd.
500,000	Series 2014-IVA, Class CR, 5.413% (LIBOR 3 Month+405 basis points), 1/20/2029[1,2,7]	510,668
1,000,000	Series 2014-IVA, Class DR, 8.613% (LIBOR 3 Month+725 basis points), 1/20/2029[1,2,7]	1,033,271
	Benefit Street Partners CLO VI Ltd.
1,000,000	Series 2015-VIA, Class CR, 4.804% (LIBOR 3 Month+345 basis points), 10/18/2029[1,2,7]	1,013,365
1,000,000	Series 2015-VIA, Class DR, 7.874% (LIBOR 3 Month+652 basis points), 10/18/2029[1,2,7]	1,010,881
	Betony CLO Ltd.
500,000	Series 2015-1A, Class D, 4.959% (LIBOR 3 Month+360 basis points), 4/15/2027[1,2,7]	504,181
1,000,000	Series 2015-1A, Class E, 6.709% (LIBOR 3 Month+535 basis points), 4/15/2027[1,2,7]	1,001,477
	BlueMountain CLO Ltd.
500,000	Series 2013-3A, Class DR, 4.211% (LIBOR 3 Month+290 basis points), 10/29/2025[1,2,7]	503,301
1,500,000	Series 2014-2A, Class DR, 4.363% (LIBOR 3 Month+300 basis points), 7/20/2026[1,2,7]	1,515,334
1,100,000	Series 2013-1A, Class DR, 8.807% (LIBOR 3 Month+750 basis points), 1/20/2029[1,2,7]	1,125,451
875,000	Series 2013-2A, Class ER, 7.659% (LIBOR 3 Month+630 basis points), 10/22/2030[1,2,7]	894,688
250,000	Bowman Park CLO Ltd. Series 2014-1A, Class D1R, 4.664% (LIBOR 3 Month+335 basis points), 11/23/2025[1,2,7]	251,224
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2A, Class F, 6.815% (LIBOR 3 Month+550 basis points), 5/15/2025[1,2,7]	492,556
	Catamaran CLO Ltd.
2,250,000	Series 2012-1A, Class E, 6.575% (LIBOR 3 Month+525 basis points), 12/20/2023[1,2,7]	2,268,091

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,000,000	Series 2013-1A, Class E, 6.375% (LIBOR 3 Month+500 basis points), 1/27/2025[1,2,7]	$1,011,642
1,825,000	Series 2014-2A, Class C, 4.854% (LIBOR 3 Month+350 basis points), 10/18/2026[1,2,7]	1,843,721
1,849,000	Citibank Credit Card Issuance Trust Series 2014-A8, Class A8, 1.730%, 4/9/2020[1]	1,850,997
2,180,060	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2, 4.474%, 3/20/2043[1,7]	2,197,250
	CNH Equipment Trust
1,664,650	Series 2017-B, Class A1, 1.300%, 8/15/2018[1]	1,664,692
2,812,084	Series 2015-A, Class A3, 1.300%, 4/15/2020[1]	2,810,031
1,000,000	Covenant Credit Partners CLO II Ltd. Series 2014-2A, Class D, 5.003% (LIBOR 3 Month+365 basis points), 10/17/2026[1,2,7]	1,003,596
1,750,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 8.899% (LIBOR 3 Month+754 basis points), 10/15/2028[1,2,7]	1,838,225
1,000,000	Dryden 34 Senior Loan Fund Series 2014-34A, Class DR, 4.759% (LIBOR 3 Month+340 basis points), 10/15/2026[1,2,7]	1,007,589
875,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class ER, 9.159% (LIBOR 3 Month+780 basis points), 1/15/2028[1,2,7]	908,030
500,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.759% (LIBOR 3 Month+640 basis points), 4/15/2027[1,2,7]	486,224
750,000	Dryden 40 Senior Loan Fund Series 2015-40A, Class D, 5.015% (LIBOR 3 Month+370 basis points), 8/15/2028[1,2,7]	755,233
500,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class E, 8.613% (LIBOR 3 Month+725 basis points), 7/20/2029[1,2,7]	507,718
500,000	Dryden 45 Senior Loan Fund Series 2016-45A, Class E, 8.209% (LIBOR 3 Month+685 basis points), 7/15/2027[1,2,7]	511,444
3,000,000	Dryden XXIV Senior Loan Fund Series 2012-24RA, Class ER, 7.265% (LIBOR 3 Month+595 basis points), 11/15/2023[1,2,7]	3,001,094
750,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class DRR, 4.359% (LIBOR 3 Month+300 basis points), 10/15/2027[1,2,7]	754,638
1,650,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class E, 5.859% (LIBOR 3 Month+450 basis points), 7/15/2025[1,2,7]	1,653,780

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
	Eaton Vance CLO Ltd.
$750,000	Series 2015-1A, Class F, 9.413% (LIBOR 3 Month+805 basis points), 10/20/2026[1,2,7]	$752,773
1,000,000	Series 2013-1A, Class CR, 5.609% (LIBOR 3 Month+425 basis points), 1/15/2028[1,2,7]	1,022,415
1,000,000	Series 2013-1A, Class DR, 8.959% (LIBOR 3 Month+760 basis points), 1/15/2028[1,2,7]	1,031,493
	Emerson Park CLO Ltd.
500,000	Series 2013-1A, Class DR, 4.759% (LIBOR 3 Month+340 basis points), 7/15/2025[1,2,7]	503,510
2,500,000	Series 2013-1A, Class E, 6.209% (LIBOR 3 Month+485 basis points), 7/15/2025[1,2,7]	2,495,759
2,916,626	Fairway Outdoor Funding LLC Series 2012-1A, Class A2, 4.212%, 10/15/2042[1,7]	2,977,173
3,417,825	FOCUS Brands Funding LLC Series 2017-1A, Class A2I, 3.857%, 4/30/2047[1,7]	3,454,522
219,002	Ford Credit Auto Owner Trust Series 2014-A, Class A4, 1.290%, 4/15/2019[1]	218,975
625,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 7.765% (LIBOR 3 Month+640 basis points), 10/15/2030[1,2,7]	622,656
	GM Financial Automobile Leasing Trust
593,524	Series 2015-3, Class A3, 1.690%, 3/20/2019[1]	593,742
2,290,000	Series 2015-1, Class B, 2.140%, 6/20/2019[1]	2,293,604
1,718,000	Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1, 2.380%, 10/15/2048[7]	1,709,255
	Hertz Fleet Lease Funding LP
375,000	Series 2016-1, Class B, 3.435% (LIBOR 1 Month+220 basis points), 4/10/2030[1,2,7]	378,497
1,790,000	Series 2017-1, Class A1, 1.885% (LIBOR 1 Month+65 basis points), 4/10/2031[1,2,7]	1,793,589
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[1,7]	455,645
1,000,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 7.963% (LIBOR 3 Month+660 basis points), 10/20/2029[1,2,7]	1,000,159
2,000,000	Honda Auto Receivables Owner Trust Series 2017-2, Class A2, 1.460%, 10/15/2019[1]	1,998,520
1,000,000	Jamestown CLO III Ltd. Series 2013-3A, Class C, 4.659% (LIBOR 3 Month+330 basis points), 1/15/2026[1,2,7]	1,002,499
4,186,508	Jimmy Johns Funding LLC Series 2017-1A, Class A2I, 3.610%, 7/30/2047[1,7]	4,239,881

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$750,000	Madison Park Funding XIX Ltd. Series 2015-19A, Class D, 7.813% (LIBOR 3 Month+645 basis points), 1/22/2028[1,2,7]	$755,256
425,000	Magnetite IX Ltd. Series 2014-9A, Class CR, 4.467% (LIBOR 3 Month+310 basis points), 7/25/2026[1,2,7]	428,712
756,107	Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.150%, 4/16/2018[1]	756,044
1,009,927	MMAF Equipment Finance LLC Series 2017-AA, Class A1, 1.170%, 5/16/2018[1,7]	1,009,836
1,500,000	Mountain View CLO LLC Series 2016-1A, Class E, 8.359% (LIBOR 3 Month+700 basis points), 1/14/2029[1,2,7]	1,524,030
2,000,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 6.209% (LIBOR 3 Month+485 basis points), 10/13/2027[1,2,7]	1,972,506
1,150,000	Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class DR, 5.028% (LIBOR 3 Month+365 basis points), 1/28/2030[1,2,7]	1,161,658
	Nissan Auto Lease Trust
2,799,315	Series 2017-B, Class A1, 1.320%, 10/15/2018[1]	2,799,377
3,036,768	Series 2015-B, Class A4, 1.700%, 4/15/2021[1]	3,037,442
453,057	Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.110%, 5/15/2019[1]	452,780
	Ocwen Master Advance Receivables Trust
3,250,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[1,7]	3,237,728
865,000	Series 2016-T1, Class BT1, 3.064%, 8/17/2048[1,7]	866,170
1,320,000	Series 2017-T1, Class AT1, 2.499%, 9/15/2048[1,7]	1,323,251
750,000	Recette Clo Ltd. Series 2015-1A, Class DR, 4.113% (LIBOR 3 Month+275 basis points), 10/20/2027[1,2,7]	749,187
1,000,000	Riserva Clo Ltd. Series 2016-3A, Class D, 5.254% (LIBOR 3 Month+390 basis points), 10/18/2028[1,2,7]	1,025,865
100,000	SBA Tower Trust Series 2015-1, Class , 3.156%, 10/10/2045[1,7]	101,626
1,500,000	Seneca Park CLO Ltd. Series 2014-1A, Class E, 6.053% (LIBOR 3 Month+470 basis points), 7/17/2026[1,2,7]	1,454,846
583,333	Station Place Securitization Trust Series 2017-1, Class A, 2.138% (LIBOR 1 Month+90 basis points), 2/25/2049[1,2,7]	583,490
4,520,340	Taco Bell Funding LLC Series 2016-1A, Class A2I, 3.832%, 5/25/2046[7]	4,613,739

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,856,250	TGIF Funding LLC Series 2017-1A, Class A2, 5.500%, 4/30/2047[1,7]	$1,910,384
750,000	Thacher Park CLO Ltd. Series 2014-1A, Class E1, 6.313% (LIBOR 3 Month+495 basis points), 10/20/2026[1,2,7]	732,248
	Toyota Auto Receivables Owner Trust
1,769,548	Series 2015-A, Class A3, 1.120%, 2/15/2019[1]	1,768,619
1,290,585	Series 2015-C, Class A3, 1.340%, 6/17/2019[1]	1,289,855
	Tryon Park CLO Ltd.
1,000,000	Series 2013-1A, Class C, 4.859% (LIBOR 3 Month+350 basis points), 7/15/2025[1,2,7]	1,004,984
1,000,000	Series 2013-1A, Class D, 5.759% (LIBOR 3 Month+440 basis points), 7/15/2025[1,2,7]	1,000,969
500,000	Upland CLO Ltd. Series 2016-1A, Class D, 9.613% (LIBOR 3 Month+825 basis points), 4/20/2028[1,2,7]	515,666
300,423	Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3, 0.950%, 4/22/2019[1]	300,225
	Voya CLO Ltd.
1,500,000	Series 2013-2A, Class D, 6.367% (LIBOR 3 Month+500 basis points), 4/25/2025[1,2,7]	1,513,893
500,000	Series 2013-2A, Class E, 6.867% (LIBOR 3 Month+550 basis points), 4/25/2025[1,2,7]	496,875
500,000	Series 2014-4A, Class D, 6.859% (LIBOR 3 Month+550 basis points), 10/14/2026[1,2,7]	504,341
1,000,000	Series 2013-1A, Class DR, 7.839% (LIBOR 3 Month+648 basis points), 10/15/2030[1,2,7]	1,000,000
2,337,300	Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/2045[7]	2,360,033
250,000	West CLO Ltd. Series 2014-2A, Class CR, 0.000% (LIBOR 3 Month+265 basis points), 1/16/2027[1,2,7]	250,000
1,590,897	World Omni Auto Receivables Trust Series 2017-B, Class A1, 1.280%, 8/15/2018[1]	1,590,943
3,463,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A4, 1.730%, 12/15/2020[1]	3,464,610

	Total Asset-Backed Securities (Cost $125,994,775)	127,525,305

	Commercial Mortgage-Backed Securities – 15.1%
	280 Park Avenue Mortgage Trust
2,640,000	Series 2017-280P, Class A, 2.118% (LIBOR 1 Month+88 basis points), 9/15/2034[2,7]	2,648,002

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$2,000,000	Series 2017-280P, Class B, 2.318% (LIBOR 1 Month+108 basis points), 9/15/2034[2,7]	$2,004,768
1,365,000	BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E, 3.839% (LIBOR 1 Month+260 basis points), 9/15/2026[2,7]	1,366,992
1,000,000	BANK Series 2017-BNK8, Class D, 2.600%, 11/15/2050[1,7,8]	762,085
2,324,070	Bayview Commercial Asset Trust Series 2005-1A, Class M2, 1.688% (LIBOR 1 Month+45 basis points), 4/25/2035[1,2,7]	2,226,931
	BBCMS Mortgage Trust
1,765,000	Series 2017-DELC, Class A, 2.089% (LIBOR 1 Month+85 basis points), 8/15/2036[2,7]	1,770,561
885,000	Series 2017-DELC, Class B, 2.269% (LIBOR 1 Month+103 basis points), 8/15/2036[2,7]	886,250
709,025	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22, Class B, 5.721%, 4/12/2038[1,7,8]	712,693
2,225,000	BHMS Mortgage Trust Series 2014-ATLS, Class BFL, 3.188% (LIBOR 1 Month+195 basis points), 7/5/2033[1,2,7]	2,236,098
3,500,000	BXHTL Mortgage Trust Series 2015-JWRZ, Class B, 2.939% (LIBOR 1 Month+170 basis points), 5/15/2029[1,2,7]	3,508,785
1,081,000	Chicago Skyscraper Trust Series 2017-SKY, Class B, 2.439% (LIBOR 1 Month+110 basis points), 2/15/2030[2,7]	1,083,521
3,375,000	Cold Storage Trust Series 2017-ICE3, Class A, 2.234% (LIBOR 1 Month+100 basis points), 4/15/2036[2,7]	3,394,869
	COMM Mortgage Trust
1,420,000	Series 2014-TWC, Class B, 2.837% (LIBOR 1 Month+160 basis points), 2/13/2032[1,2,7]	1,426,984
2,635,000	Series 2017-DLTA, Class A, 2.089% (LIBOR 1 Month+85 basis points), 8/15/2032[1,2,7]	2,642,046
125,000	Series 2012-CR5, Class D, 4.326%, 12/10/2045[1,7,8]	120,756
1,750,000	Series 2012-CR5, Class E, 4.326%, 12/10/2045[1,7,8]	1,585,078
1,469,000	Cosmopolitan Hotel Trust Series 2016-CSMO, Class B, 3.339% (LIBOR 1 Month+210 basis points), 11/15/2033[2,7]	1,473,548
800,000	Freddie Mac Multifamily Structured Pass-Through Certificates Series K003, Class A4, 5.053%, 1/25/2019[1]	822,518
	FREMF Mortgage Trust
1,415,238	Series 2014-KF06, Class B, 5.582% (LIBOR 1 Month+435 basis points), 11/25/2021[1,2,7]	1,463,745

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$220,000	Series 2015-K720, Class B, 3.389%, 7/25/2022[1,7,8]	$218,722
494,390	Series 2017-KF29, Class B, 4.782% (LIBOR 1 Month+355 basis points), 2/25/2024[1,2,7]	497,835
2,600,000	Series 2017-KF31, Class B, 4.132% (LIBOR 1 Month+290 basis points), 4/25/2024[1,2,7]	2,629,851
1,615,000	Series 2017-KF35, Class B, 3.982% (LIBOR 1 Month+275 basis points), 8/25/2024[1,2,7]	1,620,359
1,000,000	Series 2017-K728, Class C, 3.647%, 9/25/2024[1,7,8]	959,098
2,974,798	Series 2013-KF02, Class B, 4.232% (LIBOR 1 Month+300 basis points), 12/25/2045[1,2,7]	3,001,482
250,000	Series 2015-K45, Class C, 3.591%, 4/25/2048[1,7,8]	238,385
3,100,000	Series 2016-K55, Class C, 4.160%, 4/25/2049[1,7,8]	3,021,768
	Government National Mortgage Association
612,719	Series 2013-50, Class A, 1.569%, 5/16/2043[1]	594,719
2,995,228	Series 2017-135, Class AB, 2.200%, 5/16/2049[1]	2,958,386
1,790,000	GS Mortgage Securities Trust Series 2017-500K, Class C, 2.239% (LIBOR 1 Month+100 basis points), 7/15/2032[2,7]	1,793,958
3,250,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 3.989% (LIBOR 1 Month+275 basis points), 8/15/2032[2,7]	3,270,160
	Hyatt Hotel Portfolio Trust
1,000,000	Series 2017-HYT2, Class A, 1.897% (LIBOR 1 Month+66 basis points), 8/9/2020[2,7]	999,763
1,000,000	Series 2017-HYT2, Class B, 2.196% (LIBOR 1 Month+96 basis points), 8/9/2020[2,7]	997,138
	J.P. Morgan Chase Commercial Mortgage Securities Trust
1,450,000	Series 2016-ASH, Class A, 2.739% (LIBOR 1 Month+150 basis points), 10/15/2034[2,7]	1,457,378
700,000	Series 2016-ASH, Class B, 3.389% (LIBOR 1 Month+215 basis points), 10/15/2034[2,7]	705,046
3,585,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-MAUI, Class B, 2.239% (LIBOR 1 Month+100 basis points), 7/15/2034[2,7]	3,595,533
1,170,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class A707, 4.347%, 1/27/2047[1,7]	1,173,323
2,000,000	Rosslyn Portfolio Trust Series 2017-ROSS, Class C, 2.834% (LIBOR 1 Month+160 basis points), 6/15/2033[2,7]	1,991,084
2,000,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 3.289% (LIBOR 1 Month+205 basis points), 6/15/2029[2,7]	2,004,154

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$501,541	WFRBS Commercial Mortgage Trust Series 2012-C9, Class A2, 1.829%, 11/15/2045[1]	$501,193

	Total Commercial Mortgage-Backed Securities (Cost $66,334,517)	66,365,565

	Corporate – 13.8%
	Basic Materials – 0.1%
570,000	Dow Chemical Co. 8.550%, 5/15/2019	626,075

	Communications – 1.6%
1,450,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	1,492,309
	AT&T, Inc.
1,000,000	5.600%, 5/15/2018	1,019,587
750,000	2.009% (LIBOR 3 Month+65 basis points), 1/15/2020[2]	754,200
1,000,000	Crown Castle Towers LLC 3.222%, 5/15/2042[1,7]	1,017,790
800,000	Discovery Communications LLC 2.036% (LIBOR 3 Month+71 basis points), 9/20/2019[2]	805,272
2,000,000	Verizon Communications, Inc. 1.865% (LIBOR 3 Month+55 basis points), 5/22/2020[2]	2,013,398
		7,102,556
	Consumer, Cyclical – 0.8%
800,000	American Honda Finance Corp. 1.633% (LIBOR 3 Month+27 basis points), 7/20/2020[2]	803,289
500,000	BMW U.S. Capital LLC 1.730% (LIBOR 3 Month+41 basis points), 9/13/2019[2,7]	503,033
1,000,000	Daimler Finance North America LLC 1.998% (LIBOR 3 Month+62 basis points), 10/30/2019[2,7]	1,006,332
548,000	Hyundai Capital America 2.875%, 8/9/2018[7]	551,003
650,000	Nissan Motor Acceptance Corp. 1.749% (LIBOR 3 Month+39 basis points), 7/13/2020[2,7]	650,783
		3,514,440
	Consumer, Non-cyclical – 3.1%
1,550,000	Actavis Funding SCS 2.450%, 6/15/2019[4]	1,560,303
2,000,000	BAT Capital Corp. 1.905% (LIBOR 3 Month+59 basis points), 8/14/2020[2,7]	2,011,366
1,750,000	Baxalta, Inc. 2.103% (LIBOR 3 Month+78 basis points), 6/22/2018[2]	1,755,946
2,000,000	Conagra Brands, Inc. 1.857% (LIBOR 3 Month+50 basis points), 10/9/2020[2]	2,004,422

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$725,000	Kraft Heinz Foods Co. 1.729% (LIBOR 3 Month+42 basis points), 8/9/2019[2]	$726,584
750,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	756,428
1,000,000	Molson Coors Brewing Co. 1.900%, 3/15/2019[7]	997,950
1,250,000	Mondelez International Holdings Netherlands B.V. 1.988% (LIBOR 3 Month+61 basis points), 10/28/2019[2,4,7]	1,255,591
400,000	Philip Morris International, Inc. 1.875%, 11/1/2019	399,200
2,000,000	Tyson Foods, Inc. 1.764% (LIBOR 3 Month+45 basis points), 8/21/2020[2]	2,004,636
400,000	UnitedHealth Group, Inc. 1.437% (LIBOR 3 Month+7 basis points), 10/15/2020[2]	400,164
		13,872,590
	Energy – 1.4%
900,000	BP Capital Markets PLC 1.375%, 5/10/2018[4]	899,094
1,750,000	Halliburton Co. 2.000%, 8/1/2018[1]	1,753,453
1,980,000	ONEOK Partners LP 3.200%, 9/15/2018[1]	1,998,709
1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[1]	1,549,177
		6,200,433
	Financial – 3.6%
2,200,000	American Tower Trust #1 1.551%, 3/15/2043[1,7]	2,196,764
450,000	Bank of America Corp. 1.971% (LIBOR 3 Month+65 basis points), 10/1/2021[1,2]	451,290
500,000	Bank of Montreal 1.910% (LIBOR 3 Month+60 basis points), 12/12/2019[2,4]	503,743
1,500,000	Citibank N.A. 1.663% (LIBOR 3 Month+30 basis points), 10/20/2020[2]	1,499,681
1,000,000	Goldman Sachs Group, Inc. 2.117% (LIBOR 3 Month+80 basis points), 12/13/2019[2]	1,008,012
3,500,000	GTP Acquisition Partners I LLC 2.350%, 6/15/2045[1,7]	3,490,070
500,000	International Lease Finance Corp. 5.875%, 4/1/2019	525,949
1,750,000	JPMorgan Chase & Co. 2.583% (LIBOR 3 Month+121 basis points), 10/29/2020[1,2]	1,794,191

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Financial (Continued)
$1,500,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[1]	$1,507,790
500,000	Metropolitan Life Global Funding I 1.754% (LIBOR 3 Month+43 basis points), 12/19/2018[2,7]	502,305
1,930,000	Pricoa Global Funding I 1.450%, 9/13/2019[7]	1,911,331
525,000	Protective Life Global Funding 2.161%, 9/25/2020[7]	522,765
		15,913,891
	Industrial – 1.7%
1,315,000	Harris Corp. 2.700%, 4/27/2020[1]	1,329,249
750,000	Norfolk Southern Corp. 5.900%, 6/15/2019	796,464
400,000	Northrop Grumman Corp. 2.080%, 10/15/2020	400,415
1,000,000	Park Aerospace Holdings Ltd. 5.500%, 2/15/2024[4,7]	1,040,000
1,000,000	Siemens Financieringsmaatschappij N.V. 1.637% (LIBOR 3 Month+32 basis points), 9/13/2019[2,4,7]	1,003,864
1,000,000	United Technologies Corp. 1.661% (LIBOR 3 Month+35 basis points), 11/1/2019[2]	1,005,286
1,850,000	WestRock RKT Co. 3.500%, 3/1/2020	1,894,822
		7,470,100
	Technology – 0.4%
750,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.375%, 1/15/2020[7]	754,651
800,000	Hewlett Packard Enterprise Co. 2.100%, 10/4/2019[7]	799,567
		1,554,218
	Utilities – 1.1%
1,400,000	Dominion Energy, Inc. 1.866% (LIBOR 3 Month+55 basis points), 6/1/2019[2,7]	1,404,942
2,000,000	Duke Energy Corp. 5.050%, 9/15/2019	2,112,060
1,100,000	Pacific Gas & Electric Co. 8.250%, 10/15/2018	1,165,655
		4,682,657
	Total Corporate (Cost $60,855,368)	60,936,960

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities – 19.3%
$2,007,470	ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3, Class M1, 2.168% (LIBOR 1 Month+93 basis points), 11/25/2034[1,2]	$2,021,936
2,006,375	Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.875%, 7/25/2060[1,7,9]	2,010,970
2,238,301	Amresco Residential Securities Corp. Mort Loan Trust Series 1999-1, Class M1, 2.488% (LIBOR 1 Month+125 basis points), 11/25/2029[1,2]	2,235,922
777,933	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series Series 2004-W10, Class A2, 2.018% (LIBOR 1 Month+78 basis points), 10/25/2034[1,2]	785,836
176,853	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.735%, 7/25/2034[1,8]	172,895
584,876	Bear Stearns Asset Backed Securities Trust Series 2003-SD3, Class M1, 2.363% (LIBOR 1 Month+113 basis points), 10/25/2033[1,2]	566,197
284,845	Countrywide Asset-Backed Certificates Series 2003-2, Class 3A, 1.740% (LIBOR 1 Month+50 basis points), 8/26/2033[1,2]	264,358
976,289	CWABS Asset-Backed Certificates Trust Series 2006-11, Class 2AV, 1.388% (LIBOR 1 Month+15 basis points), 9/25/2046[1,2]	966,402
2,500,000	Fannie Mae Connecticut Avenue Securities Series 2016-C06, Class 1M2T, 2.988% (LIBOR 1 Month+175 basis points), 4/25/2029[1,2]	2,534,219
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 1.777%, 5/28/2035[1,2]	807,554
503,654	Fieldstone Mortgage Investment Trust Series Series 2005-3, Class 2A2, 1.758% (LIBOR 1 Month+52 basis points), 2/25/2036[1,2]	497,859
3,000,000	Flagstar Mortgage Trust Series 2017-2, Class A5, 3.500%, 10/25/2047[7,8]	3,045,000
1,512,849	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M2, 3.838% (LIBOR 1 Month+260 basis points), 12/25/2027[1,2]	1,546,246
286,282	Greenwich Structured ARM Products CI Series 2005-2A, Class N1, 5.034% (LIBOR 1 Month+380 basis points), 2/26/2035[2,7]	288,429
682,245	GSAMP Trust Series 2003-HE2, Class A3A, 1.878% (LIBOR 1 Month+64 basis points), 8/25/2033[1,2]	665,590
581,760	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD Series 2004-A, Class M2, 3.263% (LIBOR 1 Month+203 basis points), 7/25/2034[1,2]	588,097

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
	Home Partners of America Trust
$3,265,909	Series 2016-1, Class A, 2.887% (LIBOR 1 Month+165 basis points), 3/17/2033[2,7]	$3,295,188
2,163,362	Series 2017-1, Class A, 2.053% (LIBOR 1 Month+82 basis points), 7/17/2034[2,7]	2,167,251
600,000	Series 2017-1, Class C, 2.786% (LIBOR 1 Month+155 basis points), 7/17/2034[2,7]	603,385
3,439,306	Invitation Homes Trust Series 2014-SFR2, Class A, 2.337% (LIBOR 1 Month+110 basis points), 9/17/2031[2,7]	3,455,264
1,476,462	Irwin Whole Loan Home Equity Trust Series 2005-A, Class M2, 2.588% (LIBOR 1 Month+135 basis points), 6/25/2034[1,2]	1,476,529
	JP Morgan Mortgage Trust
968,928	Series 2017-3, Class 1A5, 3.500%, 8/25/2047[1,7,8]	990,450
2,378,000	Series 2017-4, Class A5, 3.500%, 11/25/2047[1,7,8]	2,423,700
115,167	Long Beach Mortgage Loan Trust Series 2001-4, Class 2A1, 1.938% (LIBOR 1 Month+70 basis points), 3/25/2032[1,2]	114,346
418,809	Mastr Asset Backed Securities Trust Series 2004-WMC2, Class M4, 4.463% (LIBOR 1 Month+323 basis points), 4/25/2034[1,2]	417,917
110,681	Mellon Residential Funding Cor Mor Pas Thr Tr Ser Series 1999-TBC3, Class A2, 2.610%, 10/20/2029[1,8]	111,287
	Nationstar HECM Loan Trust
1,254,458	Series 2017-2A, Class A1, 2.038%, 9/25/2027[1,7,8]	1,254,458
1,000,000	Series 2017-2A, Class M1, 2.815%, 9/25/2027[1,7,8]	1,000,000
692,612	New Century Home Equity Loan Trust Series 2004-2, Class M2, 2.168% (LIBOR 1 Month+93 basis points), 8/25/2034[1,2]	674,478
2,145,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2017-T1, Class AT1, 3.214%, 2/15/2051[1,7]	2,140,161
	New Residential Mortgage Loan Trust
2,224,262	Series 2015-2A, Class A1, 3.750%, 8/25/2055[1,7,8]	2,304,925
2,824,334	Series 2017-5A, Class A1, 2.738% (LIBOR 1 Month+150 basis points), 6/25/2057[1,2,7]	2,896,764
1,000,000	Oak Hill Advisors Residential Loan Trust Series 2017-NPL2, Class A2, 4.875%, 7/25/2057[1,7,9]	1,002,291
544,374	Option One Mortgage Loan Trust Series 2002-3, Class A1, 1.738% (LIBOR 1 Month+50 basis points), 8/25/2032[1,2]	532,880
697,477	PMT Loan Trust Series 2013-J1, Class A6, 3.500%, 9/25/2043[1,7,8]	699,910

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$1,925,936	Pretium Mortgage Credit Partners I LLC Series 2017-NPL4, Class A1, 3.250%, 8/27/2032[1,7,9]	$1,940,306
	Progress Residential Trust
3,769,140	Series 2016-SFR1, Class A, 2.737% (LIBOR 1 Month+150 basis points), 9/17/2033[2,7]	3,819,956
3,000,000	Series 2016-SFR1, Class E, 5.087% (LIBOR 1 Month+385 basis points), 9/17/2033[2,7]	3,104,166
	RAMP Series Trust
2,000,592	Series 2005-RS2, Class M3, 1.788% (LIBOR 1 Month+55 basis points), 2/25/2035[1,2]	2,006,752
192,708	Series 2006-NC3, Class A2, 1.428% (LIBOR 1 Month+19 basis points), 3/25/2036[1,2]	192,946
795,200	RASC Series Trust Series 2005-AHL1, Class M1, 1.913% (LIBOR 1 Month+68 basis points), 9/25/2035[1,2]	799,254
1,916,380	RBSHD Trust Series 2013-1A, Class A, 7.685%, 10/25/2047[1,7,9]	1,925,077
	Renaissance Home Equity Loan Trust
1,146,188	Series 2004-2, Class AV3, 1.718% (LIBOR 1 Month+48 basis points), 7/25/2034[1,2]	1,118,470
1,489,972	Series 2005-4, Class A3, 5.565%, 2/25/2036[1,9]	1,495,976
630,245	Structured Asset Investment Loan Trust Series 2003-BC5, Class M1, 2.363% (LIBOR 1 Month+113 basis points), 6/25/2033[1,2]	627,587
733,153	Thornburg Mortgage Securities Trust Series 2003-2, Class A1, 1.918% (LIBOR 1 Month+68 basis points), 4/25/2043[1,2]	730,876
1,589,822	Towd Point Mortgage Trust Series 2015-6, Class A1B, 2.750%, 4/25/2055[1,7,8]	1,599,281
1,750,000	VOLT LIX LLC Series 2017-NPL6, Class A2, 5.375%, 5/25/2047[1,7,9]	1,763,794
5,455,000	VOLT LVI LLC Series 2017-NPL3, Class A2, 5.875%, 3/25/2047[1,7,9]	5,511,514
632,382	VOLT XIX LLC Series 2014-NP11, Class A1, 3.875%, 4/25/2055[1,7,9]	634,054
1,493,694	VOLT XXII LLC Series 2015-NPL4, Class A1, 3.500%, 2/25/2055[1,7,9]	1,501,806
	VOLT XXV LLC
4,089,780	Series 2015-NPL8, Class A1, 3.500%, 6/26/2045[1,7,9]	4,099,460
4,892,963	Series 2015-NPL8, Class A2, 4.500%, 6/26/2045[1,7,9]	4,837,374

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$825,495	WaMu Mortgage Pass-Through Certificates Series Trust Series 2005-AR9, Class A1C3, 2.198% (LIBOR 1 Month+96 basis points), 7/25/2045[1,2]	$818,759

	Total Residential Mortgage-Backed Securities (Cost $84,970,790)	85,086,102

	Total Bonds (Cost $338,155,450)	339,913,932

	Commercial Paper – 6.4%
2,500,000	Agrium, Inc. 1.470%, 12/12/2017	2,495,873
2,000,000	Amphenol Corp. 1.400%, 11/27/2017	1,997,910
2,000,000	Boston Scientific Co. 1.600%, 11/28/2017	1,997,830
2,500,000	Canadian Natural Resources Ltd. 1.500%, 11/20/2017	2,497,705
2,500,000	CBS Corp. 1.400%, 11/30/2017	2,497,095
2,500,000	Dominion Resources, Inc. 1.440%, 11/6/2017	2,499,432
1,120,000	Enbridge Energy Partners LP 1.950%, 11/13/2017	1,119,336
1,500,000	Interpublic Group Co. 1.390%, 11/13/2017	1,499,253
2,000,000	NetApp, Inc. 1.400%, 12/5/2017	1,997,272
2,000,000	Oglethorpe Power Corp. 1.380%, 11/20/2017	1,998,386
2,500,000	Schlumberger Technology Corp. 1.430%, 11/14/2017	2,498,595
2,500,000	South Carolina Fuel Co. 1.580%, 11/15/2017	2,498,557
2,500,000	WPP CP Finance PLC 1.768%, 11/20/2017	2,498,068

	Total Commercial Paper (Cost $28,095,763)	28,095,312

Number of Shares

Short-Term Investments – 6.7%
25,902,398	Federated Treasury Obligations Fund - Institutional Class, 0.887%[10,11]	25,902,398

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Short-Term Investments (Continued)
3,579,389	Fidelity Investments Money Market Funds - Treasury Portfolio - Institutional Class, 0.915%[10,11]	$3,579,389

	Total Short-Term Investments (Cost $29,481,787)	29,481,787

	Total Investments – 103.4% (Cost $453,526,446)	455,635,132
	Liabilities in Excess of Other Assets – (3.4)%	(15,020,488)

	Total Net Assets – 100.0%	$440,614,644

Principal Amount

	Securities Sold Short – (15.2)%
	Bonds – (15.2)%
	RESIDENTIAL MORTGAGE-BACKED SECURITIES – (15.1)%
	Fannie Mae Pool
$(22,000,000)	3.500%, 11/1/2043[12]	(22,611,886)
(42,000,000)	4.000%, 11/15/2040[12]	(44,073,750)

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Proceeds $66,689,140)	(66,685,636)

	U.S. Government – (0.1)%
(400,000)	United States Treasury Note 1.500%, 10/31/2019	(399,266)

	Total U.S. Government (Proceeds $399,250)	(399,266)

	Total Bonds (Proceeds $67,088,390)	(67,084,902)

	Total Securities Sold Short (Proceeds $67,088,390)	$(67,084,902)

LP – Limited Partnership

PLC – Public Limited Company

REMIC – Real Estate Mortgage Investment Conduit

[1]	Callable.
[2]	Floating rate security.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Foreign security denominated in U.S. Dollars.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $241,275,842 which represents 54.8% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Step rate security.
[10]	The rate is the annualized seven-day yield at period end.
[11]	All or a portion of this security is segregated as collateral for securities sold short.
[12]	To-be-announced (“TBA”) security.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Markit CMBX NA
BBB- CDSI Series 10 Index	BBB-	Receive	3%/Monthly	11/17/59	$3,300,000	$(332,907)	$(13,608)	$(346,515)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(332,907)	$(13,608)	$(346,515)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at October 31, 2017.
(b)	If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At October 31, 2017	Unrealized Appreciation (Depreciation)
(103)	2-Year U.S. Treasury Note (CBT)	December 2017	$(22,265,409)	$(22,182,016)	$83,393
(12)	5-Year U.S. Treasury Note (CBT)	December 2017	(1,418,028)	(1,406,250)	11,778
TOTAL FUTURES CONTRACTS			$(23,683,437)	$(23,588,266)	$95,171

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2017 (Unaudited)

.

Note 1 – Organization

Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Note 3 – Federal Income Taxes

At October 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$386,591,983

Gross unrealized appreciation	$2,502,986
Gross unrealized depreciation	(544,739)
Net unrealized appreciation on investments	$1,958,247

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund’s assets carried at fair value:

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$58,144,101	$-	$58,144,101
Bonds
Asset-Backed Securities	-	127,525,305	-	127,525,305
Commercial Mortgage-Backed Securities	-	66,365,565	-	66,365,565
Corporate**	-	60,936,960	-	60,936,960
Residential Mortgage-Backed Securities	-	85,086,102	-	85,086,102
Commercial Paper	-	28,095,312	-	28,095,312
Short-Term Investments	29,481,787	-	-	29,481,787
Total Investments	29,481,787	426,153,345	-	455,635,132
Other Financial Instruments***
Futures Contracts	95,171	-	-	95,171
Total Assets	$29,576,958	$426,153,345	$-	$455,730,303

Liabilities
Securities Sold Short
Bonds
Residential Mortgage-Backed Securities	$-	$66,685,636	$-	$66,685,636
U.S Government	-	399,266	-	399,266
Total Securities Sold Short	-	67,084,902	-	67,084,902
Other Financial Instruments***
Credit Default Swap Contracts	-	13,608	-	13,608
Total Liabilities	$-	$67,098,510	$-	$67,098,510

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Effective February 15, 2017, the Fund no longer holds the Palmer Square Long/Short Credit Fund – Class I, due to the liquidation of the Palmer Square Long/Short Credit Fund.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2017 (Unaudited)

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/ Income Credited to Income
Palmer Square Long/Short Credit Fund – Class I	$11,703,982	$-	$(11,694,128)	$(93,410)	$83,556	$-	$-

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
Palmer Square Long/Short Credit Fund – Class I	631,623	-	(631,623)	-

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/29/2017